SHARE-BASED COMPENSATION (Details) ¥ in Thousands								12 Months Ended
	Jul. 01, 2022 $ / shares shares	Jan. 01, 2022 $ / shares shares	Jul. 01, 2021 $ / shares shares	Jun. 30, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Jun. 30, 2020 $ / shares shares	Jul. 01, 2019 $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 CNY (¥) shares	Jul. 01, 2017 shares	Sep. 30, 2015 shares
Nonemployees
SHARE-BASED COMPENSATION
Recognized deemed dividend | ¥								¥ 38,168		¥ 23,223		¥ 5,312
Employees | General and administrative expenses
SHARE-BASED COMPENSATION
Recognized compensation expenses | ¥								¥ 22,135		¥ 19,089		¥ 14,173
Employee and Non-employee RSUs
Number of Restricted Shares
Outstanding at beginning of the period (in shares)		2,639,196						2,639,196		2,609,944
Granted (in shares)								10,922,272		3,211,374
Vested (in shares)								(9,442,362)		(2,287,340)
Forfeited (in shares)								(915,276)		(894,782)
Outstanding at end of the period (in shares)					2,609,944			3,203,830		2,639,196		2,609,944
Weighted-Average Grant-Date Fair Value
Unvested at beginning of the period (in dollars per share) | $ / shares		$ 3.18							$ 3.18		$ 4.31
Granted (in dollars per share) | $ / shares									0.89		2.91
Vested (in dollars per share) | $ / shares									1.15		4.04
Forfeited (in dollars per share) | $ / shares									2.74		3.32
Unvested at end of the period (in dollars per share) | $ / shares					$ 4.31				$ 1.48		$ 3.18
The 2015 Share Incentive Plan | Employee and Non-employee RSUs
SHARE-BASED COMPENSATION
Ordinary shares were reserved for issuance														3,939,100
The 2017 Share Incentive Plan | Employee and Non-employee RSUs
SHARE-BASED COMPENSATION
Approximate percentage of vested shares							20.00%
Number of Restricted Shares
Granted (in shares)							43,386
Weighted-Average Grant-Date Fair Value
Vested (in dollars per share) | $ / shares							$ 6.92
The 2017 Share Incentive Plan | Employee and Non-employee RSUs | Maximum
SHARE-BASED COMPENSATION
Ordinary shares were reserved for issuance													6,060,900
Vesting period							4 years
The 2017 Share Incentive Plan | Employee and Non-employee RSUs | Directors and employee
Number of Restricted Shares
Granted (in shares)							43,386
The 2020 Share Incentive Plan | Employee and Non-employee RSUs
SHARE-BASED COMPENSATION
Approximate percentage of vested shares	79.50%	3.10%				15.40%
Number of Restricted Shares
Granted (in shares)	10,754,250	168,022	1,381,350	1,830,024	143,560	2,592,140
Weighted-Average Grant-Date Fair Value
Granted (in dollars per share) | $ / shares	$ 0.88	$ 1.43	$ 2.79	$ 3.01	$ 1.67	$ 2.07
The 2020 Share Incentive Plan | Employee and Non-employee RSUs | Maximum
SHARE-BASED COMPENSATION
Ordinary shares were reserved for issuance						18,560,000
Vesting period	3 years	3 years		3 years	3 years	3 years
The 2020 Share Incentive Plan | Employee and Non-employee RSUs | Nonemployees | CreditEase and its consolidated subsidiaries and VIEs
Number of Restricted Shares
Granted (in shares)	7,120,948	88,290	933,652	769,560	3,648	502,416
The 2020 Share Incentive Plan | Employee and Non-employee RSUs | Directors and employee
Number of Restricted Shares
Granted (in shares)	3,633,302	79,732	447,698	1,060,464	139,912	2,089,724